Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Retained Earnings	Noncontrolling Interest	Total
Balance at Dec. 31, 2015							$ 23,410
Changes in Redeemable Noncontrolling Interests
Net income							6,231
Subsidiary dividends paid to noncontrolling interests							(5,548)
Balance at Dec. 31, 2016							24,093
Balance at Dec. 31, 2015	$ 20,277	$ 241,891	$ (33,544)	$ (641,664)	$ 2,256,058	$ 5,664	1,848,682
Balance (in shares) at Dec. 31, 2015	202,769
Changes in Total Equity
Net income					319,638	103	319,741
Other comprehensive income (Note 19)			(22,614)			(332)	(22,946)
Common stock issued from treasury shares for exercise of stock options (Note 17)		1,824		9,884			11,708
Common stock issued from treasury shares for nonvested awards (Note 17)	$ (1)	1,197		(1,196)
Common stock unissued due to forfeiture of nonvested awards (Note 17) (in shares)	(4)
Common stock issued from treasury shares for nonvested awards		(17,204)		17,204
Share-based compensation (Note 17)		42,457					42,457
Cash dividends declared ($0.40 per share)					(73,474)		(73,474)
Purchase of treasury shares (Note 18)				(30,275)			(30,275)
Subsidiary repurchase of noncontrolling interests		(443)				$ (5,435)	(5,878)
Tax benefits associated with share-based compensation		9,905					9,905
Balance at Dec. 31, 2016	$ 20,276	279,627	(56,158)	(646,047)	2,502,222		2,099,920
Balance (in shares) at Dec. 31, 2016	202,765
Changes in Redeemable Noncontrolling Interests
Net income							6,031
Adjustments to redemption value of redeemable noncontrolling interest							101,405
Subsidiary repurchase of noncontrolling interests							(9,843)
Subsidiary dividends paid to noncontrolling interests							(5,997)
Balance at Dec. 31, 2017							115,689
Changes in Total Equity
Net income					586,185		586,185
Other comprehensive income (Note 19)			20,010				20,010
Common stock issued from treasury shares for exercise of stock options (Note 17)		10,474		11,358			21,832
Common stock issued from treasury shares for nonvested awards (Note 17)	$ 1	1,230		(1,231)
Common stock issued from treasury shares for nonvested awards		(10,197)		10,197
Share-based compensation (Note 17)		43,234					43,234
Cash dividends declared ($0.40 per share)					(84,389)		(84,389)
Purchase of treasury shares (Note 18)				(284,237)			(284,237)
Adjustments to redemption value of redeemable noncontrolling interest		(101,405)					(101,405)
Subsidiary repurchase of noncontrolling interests		(60,157)					(60,157)
Balance at Dec. 31, 2017	$ 20,277	162,806	(36,148)	(909,960)	3,004,018		$ 2,240,993
Balance (in shares) at Dec. 31, 2017	202,765						202,765
Changes in Redeemable Noncontrolling Interests
Net income							$ 1,261
Adjustments to redemption value of redeemable noncontrolling interest							12,828
Subsidiary repurchase of noncontrolling interests							(126,000)
Subsidiary dividends paid to noncontrolling interests							(3,778)
Changes in Total Equity
Reclassification from adoption of ASU 2018-02 (Notes 1 and 4 | Adjustments for New Accounting Pronouncement			2,329		(2,329)
Reclassification from adoption of ASU 2018-02 (Notes 1 and 4			2,329
Net income					576,656		576,656
Other comprehensive income (Note 19)			(26,404)				(26,404)
Common stock issued from treasury shares for exercise of stock options (Note 17)		7,089		24,083			31,172
Common stock issued from treasury shares for nonvested awards (Note 17)		692		(692)
Common stock issued from treasury shares for nonvested awards		(16,839)		16,839
Common stock issued from treasury for dividend equivalents		925		9			934
Share-based compensation (Note 17)		48,044					48,044
Cash dividends declared ($0.40 per share)					(95,250)		(95,250)
Purchase of treasury shares (Note 18)				(172,966)			(172,966)
Adjustments to redemption value of redeemable noncontrolling interest		(12,828)					(12,828)
Balance at Dec. 31, 2018	$ 20,277	$ 189,889	$ (60,223)	$ (1,042,687)	3,478,650		$ 2,585,906
Balance (in shares) at Dec. 31, 2018	202,765						202,765
Changes in Total Equity
Cumulative effect adjustment from adoption of ASU 2014-09 (Note 2) | Adjustments for New Accounting Pronouncement | ASU 2014-09					$ (4,445)		$ (4,445)